Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Statements of Comprehensive Income (Loss) [Abstract]
Net earnings	$ 123,908	$ 120,484	$ 107,144
Unrealized (loss) gain on cash flow hedges, arising during the period net of tax of $471, $356 and $90, respectively	(1,212)	914	628
Reclassification adjustment for cash flow hedges included in net income, net of tax of $335, $272 and $41, respectively	862	(699)	(284)
Pension adjustment, net of tax of $1,040, $2,536 and $504, respectively	(2,216)	3,652	910
Tax effect on losses previously recorded in other comprehensive income	16,836	0	0
Foreign currency translation on net investment hedges	(1,251)	2,532	6,169
Foreign currency translation on long term intercompany loans	(1,540)	752	1,654
Other foreign currency translation	22,984	(31,569)	(22,417)
Total Comprehensive Income	$ 158,371	$ 96,066	$ 93,804